Summary of Remeasurement of Defined Benefit Plans (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Principal pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) – financial	$ (147)	$ 1,667	$ (529)	$ 1,901
Remeasurement gain/(loss) – return on plan assets less interest income	38	(988)	424	(860)
Change in asset limitation and minimum funding requirement	63		179
Total	(46)	679	74	1,041
Principal post retirement benefit plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) – financial	(3)	67	(27)	82
Remeasurement gain/(loss) – return on plan assets less interest income	0		0
Change in asset limitation and minimum funding requirement	0		0
Total	$ (3)	$ 67	$ (27)	$ 82